Investment Objectives and Goals	Feb. 29, 2024
Class F Prospectus | Catholic Values Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CATHOLIC VALUES EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
Class F Prospectus | Catholic Values Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CATHOLIC VALUES FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of current income with preservation of capital.
Class Y Prospectus | Catholic Values Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CATHOLIC VALUES EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
Class Y Prospectus | Catholic Values Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CATHOLIC VALUES FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of current income with preservation of capital.